Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0002097702
Registrant Name	GOWell Energy Technology
Registration File Number	333-294547
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A